Leases - Summary of detailed information about income statement disclosures of leases (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Charge for depreciation of right-of-use assets	$ (12,625,116)	$ (14,722,407)
Interest Expenses	(5,665,756)	(7,413,608)
Expenses related to short-term leases	(131,442)	(469,656)
Expenses related to low-value assets leases	(1,293,315)	(1,134,640)
Sublease Income	$ 212,852	$ 153,669